SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended		12 Months Ended
	Oct. 04, 2022	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Class of Stock [Line Items]
Common stock, shares, outstanding (in shares)			200,028,293		199,628,293
Par value per share (in USD per share)			$ 0.05		$ 0.05
Number of treasury shares (in shares)			1,162,328		1,562,328
Repurchase of shares			$ 0	$ 7,452
Dividends to shareholders			$ 119,900	$ 60,100
Dividends per share (in dollars per share)			$ 0.60	$ 0.30
Management
Class of Stock [Line Items]
Options exercised (in shares)		400,000
Share Buy Back Program
Class of Stock [Line Items]
Buy-back program authorized amount	$ 100,000
Buy-back program, shares authorized to be repurchased (in shares)	10,000,000
Buy-back program, term	12 months
Treasury shares acquired			0	1,107,328
Repurchase of shares			$ 8,400
Buy-back program, remaining authorized repurchase amount			8,500
Share Buy Back Program | Maximum
Class of Stock [Line Items]
Buy-back program price (in usd per share)	$ 10.00
2020 Exercised Options
Class of Stock [Line Items]
Loss on distributed treasury shares			$ 2,400		$ 1,200
2020 Exercised Options | Management
Class of Stock [Line Items]
Options exercised (in shares)			400,000		250,000